Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Schedule of Short Term Debt

Debt as of June 30, 2023 and December 31, 2022 consisted of the following (in thousands):

Short-Term Debt	Maturity	June 30, 2023	December 31, 2022
July 2022 Promissory Note, less debt discount and extension fee of $85 and $760, respectively	5/17/2024	$4,231	$6,045
December 2022 Promissory Note, less debt discount and extension fee of $1,013 and $1,880, respectively	5/17/2024	8,366	6,520
Third Party Note Payable	9/30/2023	1,203	1,078
Total Short-Term Debt		$13,800	$13,643
Debt as of December 31, 2022 and 2021 consisted of the following (in thousands):
Short-Term Debt	Maturity	2022	2021
March 2020 10% Note	3/18/2023	$—	$3,251
July 2022 Promissory Note (net of $760 debt discount)	7/22/2023	6,045	—
Dec 2022 Promissory Note (net of $1,880 debt discount)	12/30/2023	6,520	—
Third party note payable	6/30/2023	1,078	239
Total Short-Term Debt		$13,643	$3,490